Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	$ (44,114)	$ (106,169)	$ (83,890)
Other comprehensive loss before reclassifications, net of tax	(63,350)	53,148	(29,024)
Amounts reclassified from accumulated other comprehensive loss, net of tax	1,305	8,907	6,745
Other comprehensive (loss) earnings, net of tax	(62,045)	62,055	(22,279)
Accumulated other comprehensive (loss) earnings at end of period	(106,159)	(44,114)	(106,169)
Cumulative noncurrent deferred tax assets at end of period	70,367	31,467	73,588
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	(44,549)	(108,189)	(84,204)
Other comprehensive loss before reclassifications, net of tax	(62,726)	55,403	(30,105)
Amounts reclassified from accumulated other comprehensive loss, net of tax	587	8,237	6,120
Other comprehensive (loss) earnings, net of tax	(62,139)	63,640	(23,985)
Accumulated other comprehensive (loss) earnings at end of period	(106,688)	(44,549)	(108,189)
Cumulative noncurrent deferred tax assets at end of period	68,568	29,198	70,881
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	3,902	6,157	5,076
Other comprehensive loss before reclassifications, net of tax	(624)	(2,255)	1,081
Other comprehensive (loss) earnings, net of tax	(624)	(2,255)	1,081
Accumulated other comprehensive (loss) earnings at end of period	3,278	3,902	6,157
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	(3,467)	(4,137)	(4,762)
Amounts reclassified from accumulated other comprehensive loss, net of tax	718	670	625
Other comprehensive (loss) earnings, net of tax	718	670	625
Accumulated other comprehensive (loss) earnings at end of period	(2,749)	(3,467)	(4,137)
Cumulative noncurrent deferred tax assets at end of period	$ 1,799	$ 2,269	$ 2,707